COMMITMENTS AND CONTINGENCIES (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Contingencies, provision	$ 0	$ 0